INTANGIBLE ASSETS, NET - Schedule of amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 6,246	$ 4,952	$ 2,577
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2,968	2,030	316
Research and development, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	0	0	0
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	3,274	2,918	2,257
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 4	$ 4	$ 4